SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation and Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of the Company, its wholly-owned subsidiaries, and consolidated variable interest entities (“VIEs”) if any.

The accompanying unaudited condensed consolidated financial statements were derived from the audited consolidated financial statements, but does not include all of the disclosures, including certain notes required by GAAP on an annual reporting basis. Certain information and note disclosures normally included in the financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. Therefore, these unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the related notes thereto as of and for the year ended December 31, 2022 included in the Company’s Annual Report on Form 20-F.

All intercompany accounts and transactions have been eliminated. The Company’s functional and reporting currency is the U.S. Dollar. In management’s opinion, the unaudited condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements, except as noted below, and reflect all adjustments, which include only normal recurring adjustments necessary for the fair presentation of the Company’s financial position as of June 30, 2023 and the Company’s consolidated results of operations and shareholders’ equity for the three and six months ended June 30, 2023 and 2022, and cash flows for the six months ended June 30, 2023 and 2022. The results for the three and six months ended June 30, 2023 are not necessarily indicative of the results to be expected for the full year ending December 31, 2023 or any other future interim or annual period.

Significant Accounting Policies

The Company’s significant accounting policies are discussed in Note 2, Summary of Significant Accounting Policies, in the Company’s Annual Report on Form 20-F for the year ended December 31, 2022. There have been no significant changes to these policies during the six months ended June 30, 2023 except as noted below.

Investments in Loans and Securities
A wholly-owned subsidiary (“Sponsor”) previously sponsors securitization transactions (the “Securitizations”), each through a separate trust structure with an asset portfolio consisting of unsecured consumer loans, auto loans or real estate assets. Each Securitization’s asset portfolio was structured by the Sponsor, which is also the administrator of each Securitization. The Sponsor, directly and indirectly through affiliates, retained at least 5% of the economic risk in the Securitizations to comply with risk retention required by Title 17 U.S. Code of Federal Regulations Part 246, Credit Risk Retention, promulgated by Securities and Exchange Commission.

Investments in Loans and Securities Available for Sale

Investments in loans and securities that may be sold in response to changes in market interest or prepayment rates, needs for liquidity, and changes in the availability and the yield of alternative investments will be classified as available for sale (“AFS”). These investments are carried at fair value determined using public market prices, dealer quotes, and prices obtained from independent pricing services that may be derivable from observable and unobservable market inputs. On January 1, 2023, the Company transferred all of its investment securities classified as held-to-maturity to available for sale.

These investments are held at fair value with changes in fair value recorded in unrealized gain (loss) on securities available for sale, net within other comprehensive income (loss), excluding the portion relating to any credit loss. As of the end of each reporting period, management reviews each security where the fair value is less than the amortized cost to determine whether any portion of the decline in fair value is due to a credit loss and/or whether or not we intend to sell or will be required to sell such security before recovery of its amortized cost basis. The portion of any decline in fair value which management identifies as a credit loss will be recognized as an allowance for credit losses through other income (loss), net. To the extent management intends to sell or may be required to sell a security in an unrealized loss position, the Company (1) reverses any previously recorded allowance for credit losses with an offsetting entry to reduce the amortized cost basis of the security and (2) writes-off any remaining portion of the amortized cost basis to equal its fair value, with this change recorded through other income (loss), net. See Note 6 for additional information.

Impaired loans are classified as non-accrual status. Non-accrual loans are restored to accrual status when past due principal and interest is paid current and, in management’s judgment, are likely to remain current. Management may make exceptions to this treatment and determine to not place a loan on non-accrual status if the loan has sufficient collateral value and is in the process of collection.

Loans Held for Investment

Certain loans, which the Company purchased from the Sponsor, are classified as held for investment. Loans held for investment are recorded at amortized cost, less an allowance for potential uncollectible amounts. Amortized cost basis represents principal amounts outstanding, net of unearned income, premiums or discounts on purchased loans and charge-offs. The Company’s intent and ability to designate loans as held for investment in the future may change based on changes in business strategies, the economic environment, and market conditions. As of December 31, 2022, the Company held $13.8 million of loans held for investment, all of which were transferred to available for sale on January 1, 2023.
Recently Adopted Accounting Pronouncements
Financial Instruments—Credit Losses

In June 2016, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2016-13 (Topic 326), Financial Instruments—Credit Losses: Measurement of Credit Losses on Financial Instruments, which replaces the existing incurred loss impairment model with an expected credit loss model and requires an asset measured at amortized cost to be presented at the net amount expected to be collected. The guidance became effective for the Company beginning January 1, 2023. The adoption did not have a material impact on the Company’s consolidated financial statements.

Convertible Debt Instruments

In August 2020, the FASB issued ASU 2020-06, “Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity,” which simplifies the accounting for convertible instruments. The guidance removes certain accounting models that separate the embedded conversion features from the host contract for convertible instruments. The guidance became effective for the Company beginning January 1, 2023. The adoption did not have a material impact on the Company’s consolidated financial statements.